Promissory notes payable (Details Narrative)										1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 17, 2022 USD ($)	Mar. 03, 2022 USD ($)	Jan. 28, 2022 USD ($) $ / shares	Sep. 22, 2021 USD ($)	Sep. 22, 2021 USD ($)	Oct. 09, 2020 USD ($)	May 12, 2020 USD ($)	Apr. 24, 2020 $ / shares shares	Nov. 13, 2019 USD ($) shares	Jan. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 USD ($)	Apr. 15, 2022 USD ($)	Dec. 20, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 13, 2020 USD ($)	May 12, 2020 CAD ($)	Jan. 29, 2020 USD ($)	Jan. 29, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Nov. 13, 2019 $ / shares	Jun. 30, 2019 USD ($)
Short-Term Debt [Line Items]
Debt instrument, interest rate													9.00%				9.00%					9.00%
Warrants to purchase shares | shares											162,129,064			162,129,064		111,412,712
Repaid promissory note													$ 1,825,920	$ 1,000,000				$ 158,094
Outstanding interest payable											$ 192,923	$ 306,501		192,923	306,501
Loss on loan extinguishment						$ 23,376							(875,861)		(56,146)	(56,146)		(1,056,296)
Accretion expense													118,388					359,267
Interest expense											1,026,233	8,219	124,367	2,143,840	8,219	$ 102,740		202,426
Payments to Acquire Land		$ 202,000												$ 202,000
Project finance package																					$ 50,000,000
Convertible Debt	$ 66,000,000
Funding stream description														If the Company draws the maximum funding of $37,000,000, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.		Assuming the maximum funding of $37,000,000 is drawn, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver. Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.
Additional indebtedness amount																$ 15,000,000
Cost over-run facility																13,000,000
Minimum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream														$ 27,000,000		27,000,000
Maximum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream														37,000,000		$ 37,000,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Mar. 31, 2025
Debt Instrument effective interest rate percentage	10.50%		7.50%													7.50%
Debt Instrument, Face Amount	$ 15,000,000		$ 6,000,000													$ 5,000,000
Debt Instrument, Increase (Decrease), Net			$ 5,000,000													$ 6,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.30													$ 0.30
Equipment [Member]
Short-Term Debt [Line Items]
Convertible Debt																					37,000,000
Royalty [Member]
Short-Term Debt [Line Items]
Convertible Debt																					8,000,000
Royalty percentage																1.85%
Royalty [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Royalty percentage																1.85%
Subsequent Event [Member]
Short-Term Debt [Line Items]
Payments to Acquire Businesses, Gross										$ 2,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate										7.50%
Payments to Acquire Businesses, Gross										$ 6,000,000
Debt Instrument, Face Amount										5,000,000
Subsequent Event [Member] | Royalty [Member]
Short-Term Debt [Line Items]
Advances from royalties										$ 8,000,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes payable									$ 300,000
Debt instrument, interest rate									1.00%
Warrants to purchase shares | shares								400,000	400,000
Number of shares acquired | shares									1
Warrants exercise price | $ / shares								$ 0.50																					$ 0.80
Debt instrument, maturity date								Aug. 01, 2020
Warrants and rights outstanding, maturity date								Nov. 13, 2021
Promissory Note [Member] | August 2020 Warrants [Member]
Short-Term Debt [Line Items]
Promissory notes payable																						$ 288,000
Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Repaid promissory note													110,658
Promissory notes payable																		248,478
Accretion expense													51,522					155,001
Debt Instrument effective interest rate percentage																16.00%
Interest expense													5,600					22,700
Promissory Notes Payable [Member] | August 2020 Warrants [Member]
Short-Term Debt [Line Items]
Repaid promissory note													110,658
Promissory notes payable													218,281				218,281
Outstanding interest payable													$ 28,939				28,939
Settlement of promissory note for issuing common stock | shares													822,857
Loss on loan extinguishment																	335,467
Promissory Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate							7.00%																	7.00%
Promissory notes payable							$ 362,650																	$ 500,000	$ 75,727	$ 100,000	$ 82,367	$ 107,000
Loss on loan extinguishment							291,203
Accretion expense													$ 47,737					41,453
Debt issue costs							$ 89,190
Promissory Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate							8.00%																	8.00%
Promissory notes payable							$ 141,704						714,285				$ 714,285							$ 200,000
Accretion expense													19,129					16,547
Debt issue costs							$ 35,676
Promissory Notes Payable Three [Member]
Short-Term Debt [Line Items]
Promissory notes payable																		75,000
Debt issue costs																		15,000
Financing cost																		15,000
Promissory Notes Payable Four [Member]
Short-Term Debt [Line Items]
Financing cost																		15,000
Promissory Notes Payable Five [Member]
Short-Term Debt [Line Items]
Promissory notes payable																							$ 1,200,000
Debt issue costs																							$ 360,000
Financing cost													$ 360,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate				15.00%	15.00%
Debt instrument, maturity date					Mar. 15, 2022
Promissory notes payable				$ 2,500,000	$ 2,500,000														$ 500,000	$ 500,000
Interest expense											$ 56,712	$ 8,219		$ 224,589	$ 8,219	$ 102,740
Payments to Acquire Land				$ 200,000
Non Convertible Promissory Notes Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Promissory notes payable																				$ 500,000
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible Debt																					$ 5,000,000